FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2022
Fair Value Measurement [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE OF FINANCIAL INSTRUMENTS
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2022:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,399	$2,399
Accounts and other receivable, net (current and non-current)	—	—	6,649	6,649
Other assets (current and non-current) (1)	—	—	436	436
Financial assets (current and non-current) (2)	615	5,504	7,064	13,183
Total	$615	$5,504	$16,548	$22,667
Financial liabilities
Accounts payable and other (current and non-current) (2) (3)	$567	$283	$11,210	$12,060
Borrowings (current and non-current)	—	—	40,493	40,493
Total	$567	$283	$51,703	$52,553
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(1)Excludes prepayments, subrogation recoverable, deferred policy acquisition costs and other assets of $1,704 million.
(2)Refer to Hedging Activities in Note 4 (a) below.
(3)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenues, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and various taxes and duties of $7,951 million.
Included in cash and cash equivalents as at June 30, 2022 was $1,922 million of cash (December 31, 2021: $2,180 million) and $477 million of cash equivalents (December 31, 2021: $408 million).
Included in financial assets (current and non-current) as at June 30, 2022 was $1,070 million (December 31, 2021: $1,369 million) of equity instruments and $4,054 million (December 31, 2021: $4,697 million) of debt instruments designated as measured at fair value through other comprehensive income.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2021:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,588	$2,588
Accounts and other receivable, net (current and non-current)	—	—	5,638	5,638
Other assets (current and non-current) (1)	—	—	478	478
Financial assets (current and non-current) (2)	518	6,243	1,789	8,550
Total (3)	$518	$6,243	$10,493	$17,254
Financial liabilities
Accounts payable and other (2) (4)	$640	$220	$10,847	$11,707
Borrowings (current and non-current)	—	—	29,076	29,076
Total	$640	$220	$39,923	$40,783
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(1)Excludes prepayments, subrogation recoverable and other assets of $1,369 million.
(2)Refer to Hedging Activities in Note 4(a) below.
(3)Total financial assets include $5,200 million of assets pledged as collateral.
(4)Includes derivative liabilities and excludes provisions, decommissioning liabilities, deferred revenues, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and various taxes and duties of $7,929 million.
(a)Hedging activities
Net investment hedges
The partnership uses foreign exchange derivative contracts and foreign currency denominated debt instruments to manage foreign currency exposures arising from net investments in foreign operations. For the three and six months ended June 30, 2022, a pre-tax net gain of $332 million and $233 million, respectively (June 30, 2021: net loss of $110 million and net gain of $57 million, respectively) was recorded in other comprehensive income for the effective portion of hedges of net investments in foreign operations. As at June 30, 2022, there was a derivative asset balance of $174 million (December 31, 2021: $87 million) and a derivative liability balance of $75 million (December 31, 2021: $58 million) relating to derivative contracts designated as net investment hedges.
Cash flow hedges
The partnership uses commodity swap contracts to hedge the sale price of natural gas contracts, purchase price of oil, lead, polypropylene, and tin, foreign exchange contracts and option contracts to hedge highly probable future transactions, and interest rate contracts to hedge the cash flows on its floating rate borrowings. A number of these contracts are designated as cash flow hedges. For the three and six months ended June 30, 2022, a pre-tax net gain of $14 million and $135 million, respectively (June 30, 2021: net loss of $35 million and net gain of $32 million, respectively) was recorded in other comprehensive income for the effective portion of cash flow hedges. As at June 30, 2022, there was a derivative asset balance of $206 million (December 31, 2021: $89 million) and derivative liability balance of $208 million (December 31, 2021: $162 million) relating to the derivative contracts designated as cash flow hedges.
Derivative instruments not designated in a hedging relationship are measured at fair value, with changes in fair value recognized in the unaudited interim condensed consolidated statements of operating results.
Fair value hierarchical levels – financial instruments
Level 3 assets and liabilities measured at fair value on a recurring basis include $282 million (December 31, 2021: $297 million) of financial assets and $302 million (December 31, 2021: $498 million) of financial liabilities, which are measured at fair value using valuation inputs based on management’s best estimates.
There were no transfers between levels during the three and six months ended June 30, 2022. The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2022 and December 31, 2021:

	June 30, 2022			December 31, 2021
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$668	$—	$—	$865	$—	$—
Corporate and government bonds	73	3,306	—	43	3,956	—
Derivative assets	17	594	—	2	300	—
Other financial assets (1)	491	688	282	586	712	297
	$1,249	$4,588	$282	$1,496	$4,968	$297
Financial liabilities
Derivative liabilities	$63	$485	$17	$14	$348	$19
Other financial liabilities (2)	—	—	285	—	—	479
	$63	$485	$302	$14	$348	$498
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(1)Other financial assets include secured debentures, asset-backed securities and preferred shares. Level 1 other financial assets are primarily publicly traded preferred shares and mutual funds. Level 2 other financial assets are primarily asset-backed securities and Level 3 financial assets are primarily secured debentures and non-listed equity instruments.
(2)Includes $247 million (December 31, 2021: $411 million) of contingent consideration payable between 2022 and 2024 in relation to the acquisition of subsidiaries. Refer to Note 3 for further information.
The following table presents the change in the balance of financial assets classified as Level 3 as at June 30, 2022 and December 31, 2021:

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Balance at beginning of period	$297	$341
Fair value change recorded in net income	(4)	(5)
Fair value change recorded in other comprehensive income	(2)	17
Additions	76	121
Disposals	(82)	(172)
Foreign currency translation and other	(3)	(5)
Balance at end of period	$282	$297
The following table presents the change in the balance of financial liabilities classified as Level 3 as at June 30, 2022 and December 31, 2021:

(US$ MILLIONS)	June 30, 2022	December 31, 2021
Balance at beginning of period	$498	$11
Fair value change recorded in net income	2	3
Additions	83	510
Disposals	(308)	(5)
Foreign currency translation and other	27	(21)
Balance at end of period	$302	$498
(b)Offsetting of financial assets and liabilities
Financial assets and liabilities are offset with the net amount reported in the unaudited interim condensed consolidated statements of financial position where the partnership currently has a legally enforceable right to offset and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously. As at June 30, 2022, $nil of financial assets (December 31, 2021: $nil) and $24 million of financial liabilities (December 31, 2021: $16 million) were offset in the unaudited interim condensed consolidated statements of financial position.